LONG-TERM DEBT AND CREDIT FACILITIES - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 01, 2024	Jun. 30, 2024
Operations in Brazil, Mauritania, United States and Chile and Discontinued Operations in Ghana
Long-term debt
Surety bonds outstanding	$ 848.1	$ 738.9
Fees incurred on outstanding surety bonds and letters of credit from insurance companies and international banks	0.65%
EDC
Long-term debt
Maximum borrowing capacity			$ 500.0	$ 400.0
Total fees (as a percent)	0.75%
Utilized amount of the letter of credit	$ 250.9	$ 247.2